Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Aggressive Growth Lifestyle Fund

Conservative Growth Lifestyle Fund

Moderate Growth Lifestyle Fund

(each, a “Fund,” and together, the “Funds”)

Supplement dated August 16, 2022, to the Funds’ Prospectus

dated October 1, 2021, as supplemented and amended to date

PineBridge Investments LLC (“PineBridge”) currently serves as a subadviser to each Fund. At a meeting held on August 2-3, 2022, the Board of Directors (the “Board”) of VALIC Company I approved the termination of PineBridge as subadvisor to the Funds and a new investment sub-advisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and J.P. Morgan Investment Management Inc. (“JPMIM”) (the “New Subadvisory Agreement”) with respect to the Funds, which will become effective on or around September 28, 2022 (the “Effective Date”). The level and scope of services to be rendered by JPMIM under the New Subadvisory Agreement will remain the same as those under the current investment sub-advisory agreement between VALIC and PineBridge. The portfolio management team for each Fund will change. The Board also approved an Advisory Fee Waiver Agreement with respect to the Funds. Pursuant to the Advisory Fee Waiver Agreement, VALIC has agreed, until September 30, 2023, to waive each Fund’s advisory fees so that the advisory fee payable by each Fund is equal to 0.07% of the Fund’s average daily net assets. The Board also approved certain changes to each Fund’s investment strategies and techniques. In addition, Fund management has determined to make certain changes to each Fund’s benchmark indexes against which each Fund compares its performance. These changes are expected to become effective on the Effective Date.

The Board has the authority, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. Shareholders of record as of the close of business on the Effective Date will receive a notice that explains how to access an Information Statement, which will include more information about the New Subadvisory Agreement.

On the Effective Date, the following changes are made to the Funds’ Prospectus:

In the subsection entitled “Fund Summary: Aggressive Growth Lifestyle Fund – Principal Investment Strategies of the Fund,” the following is added as the sixth paragraph:

Although the Fund will generally maintain its assets within the allocations above, the Fund may hold cash or cash equivalents for various purposes, including for temporary defensive purposes.

In the subsection entitled “Fund Summary: Conservative Growth Lifestyle Fund – Principal Investment Strategies of the Fund,” the following is added as the sixth paragraph:

Although the Fund will generally maintain its assets within the allocations above, the Fund may hold cash or cash equivalents for various purposes, including for temporary defensive purposes.

In the subsection entitled “Fund Summary: Moderate Growth Lifestyle Fund – Principal Investment Strategies of the Fund,” the following is added as the fifth paragraph:

Although the Fund will generally maintain its assets within the allocations above, the Fund may hold cash or cash equivalents for various purposes, including for temporary defensive purposes.

In the subsection entitled “Fund Summary: Aggressive Growth Lifestyle Fund – Performance Information,” the second paragraph is deleted in its entirety and replaced with the following:

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from calendar year to calendar year and comparing the Predecessor Fund’s average annual returns to those of the S&P 500® Index and a blended index. The blended index is comprised of the Russell 3000® Index (56%), the MSCI EAFE Index (net) (19%) and the Bloomberg U.S. Aggregate Bond Index (25%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Predecessor Fund is not necessarily an indication of how the Fund will perform in the future.

In the subsection entitled “Fund Summary: Conservative Growth Lifestyle Fund – Performance Information,” the second paragraph is deleted in its entirety and replaced with the following:

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from calendar year to calendar year and comparing the Predecessor Fund’s average annual returns to those of the S&P 500® Index and a blended index. The blended index is comprised of the Russell 3000® Index (26%), the MSCI EAFE Index (net) (9%) and the Bloomberg U.S. Aggregate Bond Index (65%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Predecessor Fund is not necessarily an indication of how the Fund will perform in the future.

In the subsection entitled “Fund Summary: Moderate Growth Lifestyle Fund – Performance Information,” the second paragraph is deleted in its entirety and replaced with the following:

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from calendar year to calendar year and comparing the Predecessor Fund’s average annual returns to those of the S&P 500® Index and a blended index. The blended index is comprised of the Russell 3000® Index (41%), the MSCI EAFE Index (net) (14%), and the Bloomberg U.S. Aggregate Bond Index (45%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Predecessor Fund is not necessarily an indication of how the Fund will perform in the future.

In the subsection entitled “Fund Summary: Aggressive Growth Lifestyle Fund – Investment Adviser,” the second sentence is deleted in its entirety and replaced with the following:

The Fund is subadvised by J.P. Morgan Investment Management Inc.

In the subsection entitled “Fund Summary: Aggressive Growth Lifestyle Fund – Investment Adviser,” the information in the table is deleted in its entirety and replaced with the following:

Portfolio Managers

Name and Title	Portfolio Manager of the Fund Since
Gary Herbert, CFA Managing Director, U.S. Head of GTAA	2022
Morgan Moriarty, CFA[1] Executive Director, Portfolio Manager	2022
Navdeep Saini	2022
Vice President, Portfolio Manager

In the subsection entitled “Fund Summary: Conservative Growth Lifestyle Fund – Investment Adviser,” the second sentence is deleted in its entirety and replaced with the following:

The Fund is subadvised by J.P. Morgan Investment Management Inc.

In the subsection entitled “Fund Summary: Conservative Growth Lifestyle Fund – Investment Adviser,” the information in the table is deleted in its entirety and replaced with the following:

Portfolio Managers

Name and Title	Portfolio Manager of the Fund Since
Gary Herbert, CFA Managing Director, U.S. Head of GTAA	2022
Morgan Moriarty, CFA[1] Executive Director, Portfolio Manager	2022
Navdeep Saini	2022
Vice President, Portfolio Manager

In the subsection entitled “Fund Summary: Moderate Growth Lifestyle Fund – Investment Adviser,” the second sentence is deleted in its entirety and replaced with the following:

The Fund is subadvised by J.P. Morgan Investment Management Inc.

In the subsection entitled “Fund Summary: Moderate Growth Lifestyle Fund – Investment Adviser,” the information in the table is deleted in its entirety and replaced with the following:

1 Morgan Moriarty is scheduled to go on paternal leave effective August 1, 2022 and is expected to return from leave on or about December 1, 2022.

Portfolio Managers

Name and Title	Portfolio Manager of the Fund Since
Gary Herbert, CFA Managing Director, U.S. Head of GTAA	2022
Morgan Moriarty, CFA[2] Executive Director, Portfolio Manager	2022
Navdeep Saini	2022
Vice President, Portfolio Manager

In the subsection entitled “Additional Information About the Funds’ Investment Objectives, Strategies And Risks” the last sentence of the second paragraph is deleted and replaced with the following:

Additionally, there is no limit on each of the Lifestyle Fund’s investments in cash or cash equivalents.

In the subsection entitled “Additional Information About the Funds’ Investment Objectives, Strategies And Risks – Aggressive Growth Lifestyle Fund,” the following is added as the eighth paragraph:

Although the Fund will generally maintain its assets within the allocations above, the Fund may hold cash or cash equivalents for various purposes, including for temporary defensive purposes.

In the subsection entitled “Additional Information About the Funds’ Investment Objectives, Strategies And Risks – Conservative Growth Lifestyle Fund,” the following is added as the fifth paragraph:

Although the Fund will generally maintain its assets within the allocations above, the Fund may hold cash or cash equivalents for various purposes, including for temporary defensive purposes.

In the subsection entitled “Additional Information About the Funds’ Investment Objectives, Strategies And Risks – Moderate Growth Lifestyle Fund,” the following is added as the fifth paragraph:

Although the Fund will generally maintain its assets within the allocations above, the Fund may hold cash or cash equivalents for various purposes, including for temporary defensive purposes.

In the subsection entitled “Additional Information About the Funds’ Investment Objectives, Strategies And Risks – Aggressive Growth Lifestyle Fund,” the table disclosing the Fund’s exposure to certain asset categories is deleted in its entirety and replaced with the following:

2 Morgan Moriarty is scheduled to go on paternal leave effective August 1, 2022 and is expected to return from leave on or about December 1, 2022.

Asset Category/Underlying Funds	Percentage of Fund Assets

Domestic Equity Funds	56%

International Equity Funds	19%

Domestic Fixed Income Funds	25%

Real Estate Funds	0%

International Fixed Income Funds	0%

Domestic Money Market	0%

In the subsection entitled “Additional Information About the Funds’ Investment Objectives, Strategies And Risks – Conservative Growth Lifestyle Fund,” the table disclosing the Fund’s exposure to certain asset categories is deleted in its entirety and replaced with the following:

Asset Category/Underlying Funds	Percentage of Fund Assets

Domestic Equity Funds	26%

International Equity Funds	9%

Domestic Fixed Income Funds	65%

Real Estate Funds	0%

International Fixed Income Funds	0%

Domestic Money Market	0%

In the subsection entitled “Additional Information About the Funds’ Investment Objectives, Strategies And Risks – Moderate Growth Lifestyle Fund,” the table disclosing the Fund’s exposure to certain asset categories is deleted in its entirety and replaced with the following:

Asset Category/Underlying Funds	Percentage of Fund Assets

Domestic Equity Funds	41%

International Equity Funds	14%

Domestic Fixed Income Funds	45%

Real Estate Funds	0%

International Fixed Income Funds	0%

Domestic Money Market	0%

In the subsection entitled “Management – Investment Subadvisers,” the Aggressive Growth Lifestyle Fund, the Conservative Growth Lifestyle Fund and the Moderate Growth Lifestyle Fund are added to the list of funds to which JPMIM serves as subadvisor. The following information is added as the ninth paragraph under the subsection entitled “Management – Investment Subadvisers – J.P. Morgan Investment Management Inc. (“JPMIM”)”:

The Lifestyle Funds are managed by a team led by Gary Herbert, Morgan Moriarty and Navdeep Saini.

Gary Herbert, CFA, managing director, is U.S. Head of Global Asset Tactical Asset Allocation (GTAA) and Diversified Portfolios for J.P. Morgan Asset Management’s Multi-Asset Solutions business. In this role, Gary oversees the investment process for GTAA. He joined J.P. Morgan in 2020 from Brandywine Global LLC, where he was responsible for $7 billion in AUM as Head of Global Credit. At Brandywine, he helped build and implement proprietary research processes to improve macroeconomic, fundamental and quantitative research and decision-making, and led global marketing efforts for credit strategies. His more than 25 years research and portfolio management experience also includes positions at Guggenheim Partners, Dreman Value Management, LLC and Morgan Stanley Investment Management. Gary has an M.B.A. in Finance with Honors from Columbia University and a bachelor’s degree in Business Administration and International Business from Villanova University. Gary is a CFA Charterholder.

Morgan Moriarty, CFA, executive director, is a portfolio manager in J.P. Morgan Asset Management’s Multi-Asset Solutions business based in New York. An employee of J.P. Morgan since 2011, Morgan focuses on portfolio construction, manager selection, and driving global tactical asset allocation (GTAA) decisions across a range of multi-asset class investment solutions as well as driving development of end to end portfolio management functionality in Spectrum. She is the key portfolio manager on mandates such as New York’s 529 Advisor-Guided College Savings Age-Based and Asset Allocation portfolios, and the JPMorgan Diversified Fund. Morgan holds a B.S. in Business Administration with majors in finance and entrepreneurship and a minor in psychology from the University of Dayton. Morgan is a CFA Charterholder.

Navdeep (Navi) Saini, vice president, is a portfolio manager in J.P. Morgan Asset Management’s Multi-Asset Solutions business focused on global tactical asset allocation (GTAA) strategies, based in New York. An employee of J.P. Morgan since 2012, Navi focuses on day-to-day portfolio management/oversight, portfolio construction, manager selection and driving tactical asset allocation decisions. Navi works closely on New York’s 529 Advisor-Guided College Savings Age-Based portfolios, and has also co-authored J.P. Morgan Asset Management’s NY 529 related whitepapers and thought leadership. Navi holds a B.A. in accountancy and a minor in Business Law from Baruch College.

Prior to September 28, 2022, the Lifestyle Funds were subadvised by PineBridge Investments LLC.

In the subsection entitled “Management – Investment Subadvisers – PineBridge Investments LLC (“PineBridge”),” the information solely as it relates to the Funds is deleted in its entirety.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Funds’ Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Aggressive Growth Lifestyle Fund

Conservative Growth Lifestyle Fund

Moderate Growth Lifestyle Fund

(each, a “Fund,” and together, the “Funds”)

Supplement dated August 16, 2022, to the Funds’ Statement of Additional Information

(“SAI”) dated October 1, 2021, as supplemented and amended to date

PineBridge Investments LLC (“PineBridge”) currently serves as a subadviser to each Fund. At a meeting held on August 2-3, 2022, the Board of Directors (the “Board”) of VALIC Company I approved the termination of PineBridge as subadvisor to each Fund and a new investment sub-advisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and J.P. Morgan Investment Management Inc. (“JPMIM”) (the “New Subadvisory Agreement”) with respect to the Funds, which will become effective on or around September 28, 2022 (“the Effective Date”). The level and scope of services to be rendered by JPMIM under the New Subadvisory Agreement will remain the same as those under the current investment sub-advisory agreement between VALIC and PineBridge. The portfolio management team for each Fund will change. The Board also approved an Advisory Fee Waiver Agreement with respect to the Funds. Pursuant to the Advisory Fee Waiver Agreement, VALIC has agreed, until September 30, 2023, to waive each Fund’s advisory fees so that the advisory fee payable by each Fund is equal to 0.07% of the Fund’s average daily net assets.

On the Effective Date, the following changes are made to the SAI:

In the section entitled “Investment Adviser,” the following is added as a footnote to each of the Funds in the table disclosing the advisory fees that VC I pays to VALIC:

Pursuant to an Advisory Fee Waiver Agreement effective September 28, 2022, VALIC has contractually agreed to waive the Fund’s advisory fees so that the advisory fee payable by the Fund is equal to 0.07% of the Fund’s average daily net assets.

In the section entitled “Investment Adviser,” the information in the contractual expense cap table solely as it relates to the Funds is deleted in its entirety.

In the section entitled “Investment Subadvisers,” the reference to PineBridge in the first table for each of the Funds is replaced with JPMIM.

In the section entitled “Investment Subadvisers,” the aggregate sub-advisory fee rate for each of the Funds in the second table is deleted in its entirety and replaced with the following:

Fund Name	Aggregate Sub-Advisory Fee Rate

Aggressive Growth Lifestyle Fund[1]	0.07%

Conservative Growth Lifestyle Fund[1]	0.07%

Moderate Growth Lifestyle Fund[1]	0.07%

1    Effective September 28, 2022, JPMIM replaced PineBridge as subadviser for the Fund.

In the section entitled “Portfolio Managers – Other Accounts,” the information in the first chart solely with respect to the Funds is deleted in its entirety and replaced with the following:

Fund	Advisers/ Subadviser	Portfolio Manager	Other Accounts (As of May 31, 2022)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets ($$millions)	No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)
Aggressive Growth Lifestyle Fund	JPMIM	Gary Herbert Morgan Moriarty Navdeep Saini	7 6 0	20,887,720 8,793,539 0	23 3 0	36,649,796 1,620,310 0	5 43 0	5,050,046 13,322,038 0
Conservative Growth Lifestyle Fund	JPMIM	Gary Herbert Morgan Moriarty Navdeep Saini	7 6 0	20,887,720 8,793,539 0	23 3 0	36,649,796 1,620,310 0	5 43 0	5,050,046 13,322,038 0
Moderate Growth Lifestyle Fund	JPMIM	Gary Herbert Morgan Moriarty Navdeep Saini	7 6 0	20,887,720 8,793,539 0	23 3 0	36,649,796 1,620,310 0	5 43 0	5,050,046 13,322,038 0

Potential Conflicts of Interest

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Responsibility for managing JPMIM’s and its affiliates’ clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.

JPMIM and/or its affiliates perform investment services, including rendering investment advice, to varied clients. JPMIM and/or its affiliates and its or their directors, officers, agents, and/or employees may render similar or differing investment advisory services to clients and may give advice or exercise investment responsibility and take such other action with respect to any of its other clients that differs from the advice given or the timing or nature of action taken with respect to another client or group of clients. It is JPMIM’s policy, to the extent practicable, to allocate, within its reasonable discretion, investment opportunities among clients over a period of time on a fair and equitable basis. One or more of JPMIM’s other client accounts may at any time hold, acquire, increase, decrease, dispose, or otherwise deal with positions in investments in which another client account may have an interest from time-to-time.

JPMIM and/or its affiliates, and any of its or their directors, partners, officers, agents or employees, may also buy, sell, or trade securities for their own accounts or the proprietary accounts of JPMIM and/or its affiliates, within their discretion, may make different investment decisions and other actions with respect to their own proprietary accounts than those made for client accounts, including the timing or nature of such investment decisions or actions. Further, JPMIM is not required to purchase or sell for any client account securities that it, and/or its affiliates, and any of its or their employees, principals, or agents may purchase or sell for their own accounts or the proprietary accounts of JPMIM and/or its affiliates or its clients.

JPMIM and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for JPMIM and its affiliates or the portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMIM or its affiliates could be viewed as having a conflict of interest to the extent that JPMIM or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMIM’s or its affiliates’ employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JPMIM and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMIM or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMIM and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JPMIM’s and its affiliates’ overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMIM or its affiliates manage accounts that engage in short sales of securities of the type in which the Fund invests, JPMIM or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, JPMIM or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JPMIM or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude the Fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Fund’s objectives.

The goal of JPMIM and its affiliates is to meet their fiduciary obligation with respect to all clients. JPMIM and its affiliates have policies and procedures that seek to manage conflicts. JPMIM and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JPMIM’s Codes of Ethics and JPMorgan Chase and Co.’s Code of Conduct. With respect to the allocation of investment opportunities, JPMIM and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example: Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JPMIM’s and its affiliates’ duty of best execution for their clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JPMIM and its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the Adviser and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Adviser or its affiliates so that fair and equitable allocation will occur over time.

Compensation of Portfolio Managers

JPMIM maintains a balanced total compensation program comprised of a mix of fixed compensation (including a competitive base salary and, for certain employees, a fixed cash allowance), variable compensation in the form of cash incentives, and long-term incentives in the form of equity-based and / or fund-tracking incentives that vest over time. Long-term awards comprise up to 60% of overall incentive compensation, depending on an employee’s pay level. We believe this pay structure encourages employees to focus on the long-term success of the firm, while avoiding excessive risk-taking, and provides a competitive annual cash incentive opportunity.

Long-term awards are generally in the form of time-vested JPMorgan Chase Restricted Stock Units (RSUs). However, investment team employees are subject to a mandatory deferral of long-term incentive compensation under the firm’s Mandatory Investor Plan (MIP). MIP awards provide for a rate of return equal to that of the funds that the investment team employees manage, thereby aligning investment team employees’ pay with that of their client’s experience / return. 100% of the investment team employees’ long-term incentive compensation is eligible for the

MIP, 50% of which needs to be aligned with the specific fund they manage, as determined by their respective Investment Committee member. The remaining portion of the overall amount is electable and may be treated as if invested in any of the other funds available in the plan or can take the form of RSUs.

To hold individuals responsible for taking risks inconsistent with the firm’s risk appetite and to discourage future imprudent behavior, we have robust policies and procedures that enable us to take prompt and proportionate actions with respect to accountable individuals, including:

•	reducing or altogether eliminating annual incentive compensation;
•	canceling unvested awards (in full or in part);
•	clawback / recovery of previously paid compensation (cash and / or equity);
•	demotion, negative performance rating or other appropriate employment actions; and
•	termination of employment.

The precise actions we take with respect to accountable individuals are based on circumstances, including the nature of their involvement, the magnitude of the event and the impact on the firm.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.